                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /

      Post-Effective Amendment No.  6                                /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
      Amendment No. 4                                                /X/


                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------


                     (Name and Address of Agent for Service)
            Ronald L. Benedict, Corporate Vice President, Counsel
                                and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201


                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.




It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---
       X      on May 1, 1998, pursuant to paragraph (b)(1)(ix)
      ---
              60 days after filing pursuant to paragraph (a)(i)
      ---
              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                               OHIO NATIONAL VARIABLE ACCOUNT D


N-4 Item                       Caption in Prospectus
--------                       ---------------------

   1                           Cover Page

   2                           Glossary of Special Terms

   3                           Not applicable

   4                           Accumulation Unit Values

   5                           The Ohio National Companies

   6                           Deductions and Expenses

   7                           Description of the Contracts

   8                           Annuity Benefits

   9                           Death Benefit

   10                          Accumulation

   11                          Surrender and Withdrawal

   12                          Federal Tax Status

   13                          Not applicable

   14                          Table of Contents

                               Caption in Statement of Additional Information
                               ----------------------------------------------

   15                          Cover Page

   16                          Table of Contents

   17                          Not applicable

   18                          Custodian
                               Independent Certified Public Accountants

   19                          See Prospectus (Distribution of the Contracts

   20                          Underwriter

   21                          Calculation of Money Market Subaccount Yield
                               Total Return

   22                          See Prospectus (Annuity Benefits)

   23                          Financial Statements

                               Caption in Part C
                               -----------------

   24                          Financial Statements and Exhibits

   25                          Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                          Number of Contractowners

   28                          Indemnification

   29                          Principal Underwriter

   30                          Location of Accounts and Records

   31                          Not applicable

   32                          Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS
                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6514

                                       FOR
                 TAX QUALIFIED GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a multiple funded group variable annuity contract, designed for tax qualified retirement plans, that provides for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Fixed Accumulation Account") is briefly described in an appendix to this prospectus.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The contract value and the value of each participant's variable accumulation account will vary with the investment performance of Ohio National Fund, Inc. (the "Fund"), and the amount of each participant's annuity payments will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that account values prior to the purchase of an annuity or the aggregate amount of annuity payments received after such date will equal or exceed the contributions made therefor.

The contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,
(2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code, and
(3) state and municipal deferred compensation plans.

The minimum contribution amount is $25 per participant. Additional contributions may be made at any time, but not more often than biweekly. Generally, maximum contributions equal the maximums permitted under the plan.


Contributions are allocated to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD") in such portion as the
contract owner may choose. VAD is a     separate account established by The
Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAD are invested in shares of the Fund, a mutual fund having 13 portfolios in which the contracts' assets may be invested: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio and Social Awareness Portfolio. (See the accompanying prospectus of the Fund which contains information about other portfolios that are not available for the contracts offered herein).


All or part of the contract value may be withdrawn for purposes of paying benefits provided by the plan at no charge. Amounts withdrawn for any other reason may be subject to federal income tax penalties, and a withdrawal charge may be assessed up to 7% of the amount withdrawn (up to a maximum of 9% of all contributions). Exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans.


THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.


                                 MAY 1, 1998

                                TABLE OF CONTENTS

Fee Table................................................3
Accumulation Unit Values.................................5
   Financial Statements..................................5
The Ohio National Companies..............................6
   Ohio National Life....................................6
   Ohio National Variable Account D......................6
   Ohio National Fund, Inc...............................6
Distribution of the Contracts............................7
Deductions and Expenses..................................7
   Withdrawal Charge.....................................7
   Deduction For Administrative Expenses.................8
   Deduction For Risk Undertakings.......................8
   Limitations On Deductions.............................8
   Transfer Fee..........................................8
   Deduction For State Premium Tax.......................8
   Fund Expenses.........................................8
Description of the Contracts.............................9
   Accumulation..........................................9
   Annuity Benefits.....................................11
   Other Contract Provisions............................13
   Performance Data.....................................13
Federal Tax Status......................................14
Appendix................................................16
   Fixed Accumulation Account...........................16

----------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Transfer Limitations
Total Return
The Year 2000 Issue
Financial Statements for VAD and Ohio National Life





                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit -A unit of measure used to determine the contract values.

Annuitant -Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

Annuity Payments -Periodic payments made to an annuitant pursuant to an annuity purchased with contract values.

Annuity Purchase -The application of a participant's account values to purchase an annuity under the contract's retirement income provisions.

Annuity Unit -A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

Contributions -The amount of payments made by the owner, on behalf of participants, under the contract.

Fund Shares -Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

Owner -The contract holder.

Participant -An individual participating in the benefits of the plan for which the contract is purchased.

Participant Account -The account established under the contract on behalf of each participant.


Subaccount -Subdivisions of VAD, each of which invests exclusively in shares of a designated portfolio of the Fund.

Valuation Period -The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See the accompanying Fund prospectus.


1940 Act -The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES                      CONTRACT YEAR
Deferred Sales Load (as a percentage of                 OF SURRENDER            PERCENTAGE
amount withdrawn) (Percentage                           OR WITHDRAWAL             CHARGED
varies by number of years from the                      -------------             -------
establishment of each participant's account.)                 1                     7%
(No charge for withdrawals for plan payments.)                2                     6%
                                                              3                     5%
                                                              4                     4%
                                                              5                     3%
                                                              6                     2%
                                                              7                     1%
                                                         8 and later                0%

Exchange (transfer) Fee                                 $5 (the fee is presently being waived)

VAD ANNUAL EXPENSES (as a percentage
    of average account value)
Mortality and Expense Risk Fees                1.00%
Account Fees and Expenses                      0.35%
                                               -----
Total VAD Annual Expenses                      1.35%


FUND ANNUAL EXPENSES (after fee waiver*)
     (as a percentage of the Fund's average
     net assets)                               MANAGEMENT        OTHER           TOTAL FUND
                                                 FEES           EXPENSES          EXPENSES
                                               ----------       --------         ----------
Equity                                          0.53%            0.14%             0.67%
Money Market*                                   0.25%            0.13%             0.38%
Bond                                            0.60%            0.18%             0.78%
Omni                                            0.55%            0.16%             0.71%
International                                   0.90%            0.32%             1.22%
Capital Appreciation                            0.80%            0.15%             0.95%
Small Cap                                       0.80%            0.14%             0.94%
Global Contrarian                               0.90%            0.42%             1.32%
Aggressive Growth                               0.80%            0.17%             0.97%
Core Growth                                     0.95%            0.16%             1.11%
Growth & Income                                 0.85%            0.10%             0.95%
S&P 500 Index                                   0.40%            0.12%             0.52%
Social Awareness                                0.60%            0.35%             0.95%


EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each subaccount, assuming 5% annual return:


                                            1 YEAR           3 YEARS           5 YEARS        10 YEARS
                                            ------           -------           -------        --------
Equity                                        $93             $118              $144             $235
Money Market*                                  90              110               129              204
Bond                                           94              121               149              246
Omni                                           93              119               146              239
International                                  98              134               170              290
Capital Appreciation                           95              126               157              264
Small Cap                                      95              125               157              263
Global Contrarian                              99              137               175              300
Aggressive Growth                              95              127               158              266
Core Growth                                    97              131               165              280
Growth & Income                                95              126               157              264
S&P 500 Index                                  91              114               136              219
Social Awareness                               95              126               157              264

EXAMPLE - If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                            1 YEAR           3 YEARS           5 YEARS         10 YEARS
                                            ------           -------           -------         --------
Equity                                        $21              $63              $109             $235
Money Market*                                  18               54                94              204
Bond                                           22               67               114              246
Omni                                           21               65               111              239
International                                  26               80               137              290
Capital Appreciation                           23               72               123              264
Small Cap                                      23               72               123              263
Global Contrarian                              27               83               142              300
Aggressive Growth                              24               72               124              266
Core Growth                                    25               77               131              280
Growth & Income                                23               72               123              264
S&P 500 Index                                  19               59               101              219
Social Awareness                               23               72               123              264



The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may apply to a contract, which currently range from 0% to 2.25%. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see Deductions and Expenses, page 8.


*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.43%, and its expenses would total $90 for a $1,000 contract surrendered at the end of 1 year, $111 if surrendered at the end of 3 years, $132 if surrendered at the end of 5 years or $209 if surrendered at the end of 10 years. For a $1,000 contract annuitized or not surrendered, the expenses without the waiver would be $18 for 1 year, $56 for 3 years, $96 for 5 years or $209 for 10 years.

                                                     ACCUMULATION UNIT VALUES
EQUITY SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $12.198167                     13,287
                  1996                          12.198167                        14.243704                     32,583
                  1997                          14.243704                        16.607094                     74,941

MONEY MARKET SUBACCOUNT**

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $10.346422                      1,732
                  1996                          10.346422                        10.735959                      7,977
                  1997                          10.735959                        11.161886                     32,475

BOND SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $11.207694                       1,139
                  1996                          11.207694                        11.468004                       6,512
                  1997                          11.468004                        12.365430                      12,237

OMNI SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $11.742940                      13,547
                  1996                          11.742940                        13.386856                      45,160
                  1997                          13.386856                        15.605553                      98,309

INTERNATIONAL SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995*                        $10.000000                       $11.256284                      20,393
                  1996                          11.256284                        12.714297                      42,439
                  1997                          12.714297                        12.810197                     100,959

CAPITAL APPRECIATION SUBACCOUNT

             YEAR ENDED                    UNIT VALUE AT                      UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $11.663489                      39,782
                  1996                          11.663489                        13.320406                      54,003
                  1997                          13.320406                        15.139212                      78,535

SMALL CAP SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $12.909669                      24,533
                  1996                          12.909669                        14.992559                      39,188
                  1997                          14.992559                        16.045605                      78,648

GLOBAL CONTRARIAN SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $10.780072                       8,523
                  1996                          10.780072                        11.922317                      13,394
                  1997                          11.922317                        13.135923                      16,765

AGGRESSIVE GROWTH SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $12.568155                       3,057
                  1996                          12.568155                        12.494380                       9,915
                  1997                          12.494380                        13.872097                       21,702

CORE GROWTH SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1997*                        $10.000000                       $ 9.562924                       12,433

GROWTH & INCOME SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1997*                        $10.000000                       $13.476367                       11,608

S & P 500 INDEX SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1997*                        $10.000000                       $12.999822                       26,903

SOCIAL AWARENESS SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1997*                        $10.000000                       $12.396349                        3,506

*Series of variable annuity contracts commenced on January 25, 1995. Global
  Contrarian and Aggressive Growth subaccounts commenced on March 31, 1995. Core Growth, Growth & Income, S&P 500 Index and Social Awareness subaccounts commenced on January 3, 1997.
**The current annualized yield for the Money Market subaccount for the seven days ended December 31, 1997, was 4.14%.



FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statement of Additional Information.

                           THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $6.3 billion and equity in excess of $600 million. Its home office is located at One Financial Way, Cincinnati, Ohio 45242. Ohio National Life's policyholders have approved a plan of reorganization that, if approved by the Ohio Superintendent of Insurance, would convert Ohio National Life to a stock company ultimately owned by a mutual holding company (Ohio National Holdings, Inc.) with the majority ownership of the latter being by the policyholders.


OHIO NATIONAL VARIABLE ACCOUNT D


The establishment of VAD was authorized by Ohio National Life in 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account of Ohio National Life.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, as provided in the contracts, credited to or charged against VAD without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAD will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAD is registered as a unit investment trust under the 1940 Act.


The assets of each subaccount of VAD are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio or Social Awareness Portfolio.


OHIO NATIONAL FUND, INC.

The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, Inc. (sub-adviser to the Small Cap Portfolio), Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio), Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth Portfolio), and Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing. The Fund prospectus contains information about other portfolios that are not available for the contracts offered herein.

In addition to being offered to VAD, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA`s participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund shares held in VAD at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of shareholders. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAD, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAD.

The number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. For variable annuities purchased for participants, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.



                        DISTRIBUTION OF THE CONTRACTS


The contracts are sold by Ohio National Life insurance agents who are also registered representatives of (a) The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ," another wholly-owned subsidiary of Ohio National Life) which is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Ohio National Life pays ONEQ a fee equal to no more than 5% of contributions. ONEQ then pays a portion of that amount to ONESCO and the other broker-dealers as compensation for their sales efforts. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Contributions on which no compensation is paid to registered representatives may not be included in amounts on which the fee will be paid to ONEQ. To the extent that the amount of the withdrawal charge received by Ohio National Life is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Cincinnati, Ohio 45242.



                             DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

No deduction for sales expense is made from contributions. A withdrawal charge may be assessed by Ohio National Life when a contract is surrendered or a withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. The purpose of the withdrawal charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals a percentage of the contract value withdrawn. This percentage will vary by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

                        YEAR OF
                      WITHDRAWAL                         PERCENTAGE
                      ----------                         ----------
                           1                                 7%
                           2                                 6%
                           3                                 5%
                           4                                 4%
                           5                                 3%
                           6                                 2%
                           7                                 1%
                      8 and later                            0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.)


DEDUCTION FOR ADMINISTRATIVE EXPENSES

A deduction is made at the end of each valuation period, presently equal to 0.35% on an annual basis, of the contract value for administrative expenses. This deduction is not designed to produce a profit but to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.


DEDUCTION FOR RISK UNDERTAKINGS

Ohio National Life guarantees that the contract value will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

The contracts also provide for a distribution expense risk charge of no more than 0.40%. Ohio National Life is presently not deducting that charge.


LIMITATIONS ON DEDUCTIONS

The contracts provide that the total of the deductions for administrative expense, mortality and expense risks, and distribution expense risk may be decreased by Ohio National Life at any time. Each of these deductions may be increased, not more frequently than annually, provided that the total of all these deductions shall not exceed 2.00% on an annual basis.


TRANSFER FEE

A transfer fee of $5 may be made for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. This fee is presently being waived.


DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.



FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

ACCUMULATION
CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant and maximum contributions equal to the maximums permitted under the plan. Contributions after the first may be made at any time but not more often than biweekly. Ohio National Life may agree to modify any of these limits.


ACCUMULATION UNITS

The contract value is measured by accumulation units. Each contribution results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which contributions are allocated.


CREDITING ACCUMULATION UNITS


Application forms or orders, together with the first contribution, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first contribution is then credited to the contract in the form of accumulation units. Initial contributions are credited not later than two business days after receipt of all information necessary for processing the contribution. If this cannot be done within five business days, the contribution will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the contribution until the necessary information is completed. After that, the contribution will be credited within two business days. Subsequent contributions are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the value of the appropriate accumulation unit next computed after the payment is received at the home office.




ALLOCATION OF CONTRIBUTIONS


The contract owner may direct the allocation of contributions among the subaccounts of VAD and the Fixed Accumulation Account. The amount allocated to any subaccount or the Fixed Accumulation Account must equal a whole percentage. The allocation of future contributions may be changed at any time upon written notice to the home office of Ohio National Life.



ACCUMULATION UNIT VALUE AND CONTRACT VALUE

The accumulation unit value of each subaccount of VAD was set at $10 when the first contribution for these contracts was allocated to each subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The contract value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the contract value is being determined.


NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAD. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus

     (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) per share charge or credit for any taxes paid or reserved for, which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAD (No federal income taxes are applicable under present law.);

(b) is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings. (See Deduction for Administrative Expenses, page 8, and Deduction for Risk Undertakings, page 8.)


SURRENDER AND WITHDRAWAL


The contract owner may surrender (totally withdraw the value of) the contract for its contract value or make withdrawals therefrom. These transactions may be subject to the withdrawal charge described on page 7. The withdrawal will be made from the values of each subaccount in accordance with the contract owner's instructions. The amount available for withdrawal is the sum of the subaccount values less the withdrawal charge, if applicable. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Withdrawals are limited or not permitted in connection with certain retirement plans. See Texas Optional Retirement Program, page 12, and Tax Deferred Annuities, page 16. For tax consequences of a withdrawal, see Federal Tax Status, page 15.


Occasionally, the contract owner may request a withdrawal which includes contract values derived from contributions which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.


TRANSFERS AMONG SUBACCOUNTS


Contract values may be transferred at any time from one subaccount to another upon the request of the owner. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged. After the purchase of an annuity, transfers of the participant's annuity values among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee.
(See Transfer Fee, page 9, and Transfers After Annuity Purchase, page 14).






TELEACCESS

If the contract owner first submits a pre-authorization form to Ohio National Life, contract and unit values and interest rates can be checked and transfers may be made by telephoning Ohio National Life between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that it is open for business, at 1-800-366-6654, #8. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested via TeleAccess. Telephone transfer requests will not be honored after the annuitant's death. For added security, transfers are confirmed in writing sent to the owner on the next business day. However, if a transfer cannot be completed as requested, a customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof, Ohio National Life will apply a participant's account value to provide a benefit prescribed by the plan in the event of the participant's death, disability, retirement or termination of employment. No withdrawal charge will be made in connection with the payment of such plan benefits.


TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), contributions may be excluded from the gross income of state employees for federal tax purposes to the extent that such contributions do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no withdrawal by a participant in the Program will be allowed until the first of these events occurs.


ANNUITY BENEFITS
PURCHASING AN ANNUITY


Upon written request by the contract owner, Ohio National Life will apply a participant's account value to purchase an annuity. The contract owner must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include Ohio National Life's assurance (except for option(e), below that annuity payments will be paid for the lifetime of the annuitant (and joint annuitant, if any) in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.


Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the annuity for the commuted value of any remaining period-certain payments.



ANNUITY OPTIONS

The contract owner may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):  Life Annuity with installment payments for the lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and continuing thereafter during the remaining lifetime of the annuitant.

Option (c):  Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option (e):  Installment Refund annuity with payments guaranteed for a fixed number (up to thirty) of years and remaining annuity values may be commuted (surrendered) at any time. This option is available for variable annuities only. Although the deduction for risk undertakings is taken from annuity unit values, Ohio National
             Life has no mortality risk during the annuity payout period under this option.

Other settlement options are available as agreed to by Ohio National Life.

Unless the contract owner directs otherwise, when an annuity is purchased, the participant's account values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the participant's account values immediately prior to the purchase of the annuity.


The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option (e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option (e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 15), which could result in your payments being fully taxable to you. Should the IRS so rule, Ohio National Life may be required to tax report up to the full value of the annuity to you as taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first payment under a variable annuity is determined by applying the value of the participant's account for each subaccount in accordance with the purchase rate tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than a month and a day before the date of the participant's first annuity payment.

If the amount to be applied under an option is less than $5,000, the option shall not be available and the participant's account value shall be paid in a single sum. If the first periodic payment under any option would be less than $50, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $50.


ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the participant's account value applied to provide annuity payments. This number of annuity units remains fixed for any annuity unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAD was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 9) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.


TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the subaccount(s) on which variable annuity payments are based. On at least 60 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payments commence.


PERIODIC REPORTS


Ohio National Life will furnish the contract owner, once each six months, a statement showing the number of accumulation units credited to the contract by subaccount and the value of each unit as of the end of the preceding half year. In addition, as long as the contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.



SUBSTITUTION FOR FUND SHARES

If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute one or more other mutual funds. Substitution may be made with respect to both existing investments and the investment of future contributions. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund or of additional mutual funds as eligible investments of VAD.


CONTRACT OWNER INQUIRIES


Any questions from contract owners should be directed to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m. Eastern time).



PERFORMANCE DATA

Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable withdrawal charge. The deduction of any applicable withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.


Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the subaccounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, the operations of Ohio National Life, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

No federal income tax is payable under present law on dividend income or capital gains distribution from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to the owner or annuitant until received, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution.

When annuity payments commence under a participant's annuity, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the contributions nor has previously been taxed on any portion of the contributions. If any portion of the contributions has been paid from or included in the annuitant's taxable income, this aggregate amount will be considered the annuitant's "investment in the contract." The annuitant will be entitled to exclude from taxable income a portion of each annuity payment equal to the annuitant's "investment in the contract" divided by the period of expected annuity payments, determined by the annuitant's life expectancy and the form of annuity benefit. Once the annuitant's "investment in the contract" is recovered, the entire portion of each annuity payment will be included in the annuitant's taxable income.

If an election is made to receive a participant's value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the participant's "investment in the contract" will normally be taxed as ordinary income in the year received. A withdrawal of a participant's account values is taxable as income to the extent that the participant's accumulated account value immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.


There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59 1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary); (5) from a contract that is a qualified funding asset for purposes of a structured settlement; (6) made under an annuity contract that is purchased with a single premium and with annuity payments that commence not later than a year from the purchase of the annuity; (7) incident to divorce; or (8) taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expense. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure by a participant to provide his or her taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, contributions made for annuity contracts purchased for employees by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate contributions plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans do not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and contributions made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59 1/2, (b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such contributions. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of exchanges.


QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, contributions made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from gross income of the employee. The portion, if any, of the contributions made by the employee, or which is considered taxable income to the employee in the year such payments are made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (prior to age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code.


If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%,
1990; and 25%, 1991. For tax years 1992 and thereafter no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another employee's qualified plan or into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.


                                    APPENDIX

FIXED ACCUMULATION ACCOUNT

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Fixed Accumulation Account is not registered under the Securities Act of 1933. The Fixed Accumulation Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Accumulation Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Fixed Accumulation Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Accumulation values under a contract will be allocated between the Fixed Accumulation Account and VAD. The allocation will be as elected by the contract owner or participant at the time of purchase or as subsequently changed.

Ohio National will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Fixed Accumulation Account. Ohio National Life may credit interest at a rate in excess of 3%, but any such excess interest credit will be in Ohio National Life's sole discretion.


Ohio National Life guarantees that the fixed accumulation value of a contract will never be less than (a) the amount of deposits allocated to, and transfers into, the Fixed Accumulation Account, plus (b) interest credited at the rate of 3% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to fixed accumulation values, and less (d) any withdrawals and transfers from the fixed accumulation values, and less (e) any withdrawal charges, state premium taxes and transfer fees. No deductions are made from the Fixed Accumulation Account for administrative expenses or risk undertakings. (See Deductions and Expenses, page 8.) However, in addition to any applicable withdrawal charge, Ohio National Life may assess a liquidation charge as described below.


Contract values credited to the Fixed Accumulation Account will be allocated to an investment cell of the Fixed Accumulation Account (a "Cell"). A Cell is a partition of the Fixed Accumulation Account by the time period in which the contract value is credited to the Fixed Accumulation Account (either by means of a contract contribution or a transfer into the Fixed Accumulation Account). Earlier Cells may be aggregated into a single Cell. Each Cell is credited with interest at an associated rate declared by Ohio National Life. Such rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's contribution account decrease the balances in the Cells established within that participant's account on a last-in first-out basis. Only when the most recently established Cell's balance is exhausted will the next previously established Cell's balance be reduced.

Withdrawals made from a participant's portion of the Fixed Accumulation Account are assessed a liquidation charge which is a percentage of the balance withdrawn from a Cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate declared by Ohio National Life applicable to the Cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate at the time of withdrawal that is applicable to the Cell from which a withdrawal is being made.

In no event will the liquidation charge exceed the difference between the amount of the participant's contract value allocated to the Fixed Accumulation Account and the participant's minimum Fixed Accumulation Account value. The participant's minimum Fixed Accumulation Account value equals the participant's net purchase payments and transfers allocated to the Fixed Accumulation Account, less withdrawals and transfers from the Fixed Accumulation Account, accumulated at an annual effective interest rate of 3%. The liquidation charge does not apply when the contract is discontinued because of termination of the plan.

Upon discontinuance of the contract by the contract owner, the liquidation charge will not be assessed if the contract owner elects to receive the balance in the Fixed Accumulation Account in six payments over a five year period. The first payment will be made within 30 days of discontinuance, equal to 1/6 of the balance, and subsequent payments will be made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.


Not more than 20% of a participant's Fixed Accumulation Account value, as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Fixed Accumulation Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY


                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (513) 794-6514



                       STATEMENT OF ADDITIONAL INFORMATION

                                 MAY 1, 1998

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account D ("VAD") flexible purchase payment individual tax qualified variable annuity contracts dated May 1, 1998. To obtain a free copy of the VAD prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.



                                Table of Contents



           Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
           Independent Certified Public Accountants  . . . . . . . . . . .  2
           Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . .  2
           Calculation of Money Market Subaccount Yield  . . . . . . . . .  3
           Total Return  . . . . . . . . . . . . . . . . . . . . . . . . .  3
           Transfer Limitations  . . . . . . . . . . . . . . . . . . . . .  4
           The Year 2000 Issue . . . . . . . . . . . . . . . . . . . . . .  4
           Financial Statements  . . . . . . . . . . . . . . . . . . . . .  5





                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

Ohio National Life has executed an agreement with Star Bank, N.A. ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAD will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAD during which the deposit is received by Ohio National Life. The Bank effects redemptions of Fund shares held by VAD upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAD during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAD.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAD has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of VAD as of December 31, 1997 and for the periods indicated herein and Ohio National Life's consolidated financial statements as of December 31, 1997 and 1996 and for the periods indicated herein have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



UNDERWRITER


The offering of the contracts is continuous. Prior to May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of commissions paid to ONESCO with respect to contracts issued by VAD, and the amounts retained by ONESCO, for each of the last three years have been:



                          Aggregate                  Retained
          Year            Commissions               Commissions
          ----            -----------               -----------

          1997            $93,634                      None
          1996             74,326                      None
          1995             79,218                      None

Since May 1, 1997, Ohio National Equities, Inc., another wholly-owned subsidiary of Ohio National Life, has been the principal underwriter of the contracts. Its aggregate and retained commissions have been:


                   Aggregate                Retained
   Year           Commissions              Commissions
   ----           -----------              -----------
   1997            $ 91,301                   None



CALCULATION OF MONEY MARKET SUBACCOUNT YIELD


The current yield of the Money Market subaccount for the seven days ended on December 31, 1997, was 4.14%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).


For this purpose, it should be noted that the current series of contracts were initially offered on January 25, 1995. Hypothetical results based upon performance of the portfolio underlying each subaccount prior to that date assume that the same charges and deductions applicable to the current contracts were in effect from the inception of each corresponding portfolio. Based on those assumptions, the average total returns for contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1997, and assuming surrender of the contract on the latter date, are as follows:



                                    One            Five           Ten               From         Inception
                                    Year           Years          Years           Inception         Date
                                    ----           -----          -----           ---------         ----

Equity                              16.59%         13.73%         12.10%             9.59%      10-06-69
Money Market                         3.97%          3.18%          4.13%             5.87%      03-20-80
Bond                                 7.83%          6.05%          6.86%             7.25%      11-02-82
Omni                                16.57%         11.96%         11.09%            10.55%      09-10-84
International                        0.75%         N/A            N/A               11.52%      04-30-93
Capital Appreciation                13.65%         N/A            N/A               14.19%      05-01-94
Small Cap                            7.02%         N/A            N/A               20.14%      05-01-94
Global Contrarian                   10.18%         N/A            N/A               10.43%      03-31-95
Aggressive Growth                   11.03%         N/A            N/A               12.64%      03-31-95
Core Growth                         N/A            N/A            N/A               (4.37%)     01-03-97
Growth & Income                     N/A            N/A            N/A               34.76%      01-03-97
S&P 500 Index                       N/A            N/A            N/A               30.22%      01-03-97
Social Awareness                    N/A            N/A            N/A               23.96%      01-03-97

TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be no notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.


The Year 2000 Issue

The Company has considered the impact on its business of "Year 2000" issues. It has developed a remedial plan for its computer systems and applications. Conversion activities are presently in process and the Company expects conversion testing and implementation to be completed by December 31, 1998. While the Company has been assured by suppliers of financial services (including underlying mutual funds, custodians, transfer agents and accounting agents) that their systems either are already compliant or will be so by December 31, 1998, the Company's internal auditors intend to independently test those systems (other than systems of unaffiliated mutual funds and their suppliers) to verify their compliance. The failure of the Company or one of its suppliers to achieve timely and complete compliance could materially impair the Company's ability to conduct its business, including its ability to accurately and timely value interests in the contracts.

OHIO NATIONAL VARIABLE ACCOUNT D                               December 31, 1997
INDEPENDENT AUDITORS' REPORT


The Board of Directors
         The Ohio National Life Insurance Company

The Contract Owners
         Ohio National Variable Account D

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprising, respectively, the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, S&P 500 Index, Social Awareness, Core Growth and Growth & Income Subaccounts) as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Companys' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by examination of the underlying mutal fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account D at December 31, 1997, and the results of their operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.


KPMG PEAT MARWICK LLP

Cincinnati, Ohio
January 30, 1998

OHIO NATIONAL VARIABLE ACCOUNT D
Statements of Assets and Contract Owners' Equity              December 31, 1997

                                              MONEY                                                        CAPITAL
                             EQUITY           MARKET          BOND           OMNI        INTERNATIONAL   APPRECIATION     SMALL CAP
                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                            ----------      ----------     ----------      ----------     ----------      ----------      ----------
Assets - Investments
 at market value
 (note 2) .............   $ 1,244,545     $    362,477    $   151,318    $ 1,534,159    $  1,293,305     $ 1,188,962    $ 1,261,959
                          ============    =============   ============   ============   =============    ============   ============

Contract owners' equity
   Contracts in
   accumulation
   period (note 3) ....   $ 1,244,545     $    362,477    $   151,318    $ 1,534,159    $  1,293,305     $ 1,188,962    $ 1,261,959
                          ============    =============   ============   ============   =============    ============   ============



                             GLOBAL         AGGRESSIVE      S&P 500         SOCIAL           CORE          GROWTH &
                            CONTRARIAN        GROWTH         INDEX         AWARENESS        GROWTH          INCOME
                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                            ----------      ----------     ----------      ----------     ----------      ----------
Assets - Investments
 at market value
 (note 2) ............    $   220,226     $    301,053    $   349,733    $    43,466    $    118,899     $   156,440
                          ============    =============   ============   ============   =============    ============

Contract owners' equity
   Contracts in
   accumulation
   period (note 3) ...    $   220,226     $    301,053    $   349,733    $    43,466    $    118,899     $   156,440
                          ============    =============   ============   ============   =============    ============


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
Statements of Operations and Changes in Contract Owners' Equity                      For the Years Ended December 31, 1997 and 1996

                                     ---------------------------------------------------------------
                                            EQUITY             MONEY MARKET             BOND
                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                       1997       1996       1997        1996      1997       1996
                                     -------------------   -------------------   -------------------
Investment activity:
 Reinvested dividends.............   $15,244    $4,468     $19,238    $11,803    $8,473     $2,942
 Risk and administrative
  expense (note 4)................   (11,440)   (4,433)     (4,929)    (3,176)   (1,366)      (716)
                                  ----------  --------    --------    -------  --------    -------
   Net investment activity........     3,804        35      14,309      8,627     7,107      2,226
                                  ----------  --------    --------    -------  --------    -------
 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains........    60,605     4,927           0          0         0          0
  Realized gain (loss)............    11,539     2,366      (3,324)        56       162       (187)
  Unrealized gain (loss)..........    38,939    43,435           0          0       712        228
                                  ----------  --------    --------    -------  --------    -------
   Net gain (loss) on
     investments..................   111,083    50,728      (3,324)        56       874         41
                                  ----------  --------    --------    -------  --------    -------
    Net increase (decrease) in
      contract owners' equity
      from operations.............   114,887    50,763      10,985      8,683     7,981      2,267
                                  ----------  --------    --------    -------  --------    -------
Equity transactions:
 Sales:
  Contract purchase payments......   686,822   279,457     911,058    357,959   100,723     67,441
  Transfers from fixed and
   other subaccounts..............    66,178       604     282,983          0     8,105      1,846
                                  ----------  --------    --------    -------  --------    -------
                                     753,000   280,061   1,194,041    357,959   108,828     69,287
                                  ----------  --------    --------    -------  --------    -------
 Redemptions:
  Withdrawals and surrenders......    74,998    18,800     210,267      5,924    15,998      6,379
  Transfers to fixed and
   other subaccounts..............    12,441    10,000     717,920    292,995    24,168      3,266
                                  ----------  --------    --------    -------  --------    -------
                                      87,439    28,800     928,187    298,919    40,166      9,645
                                  ----------  --------    --------    -------  --------    -------
   Net equity transactions........   665,561   251,261     265,854     59,040    68,662     59,642
                                  ----------  --------    --------    -------  --------    -------
    Net change in contract
      owners' equity..............   780,448   302,024     276,839     67,723    76,643     61,909
Contract owners' equity:
 Beginning of period..............   464,097   162,073      85,638     17,915    74,675     12,766
                                  ----------  --------    --------    -------  --------    -------
 End of period....................$1,244,545  $464,097    $362,477    $85,638  $151,318    $74,675
                                  ==========  ========    ========    =======  ========    =======


                                  --------------------------------------------------------------------
                                           OMNI               INTERNATIONAL       CAPITAL APPRECIATION
                                        SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                     1997        1996        1997       1996        1997        1996
                                  ---------------------   --------------------    --------------------
Investment activity:
 Reinvested dividends.............   $36,504     $7,676      $67,512   $13,973       $35,184   $20,325
 Risk and administrative
  expense (note 4)................   (15,439)    (4,481)     (13,848)   (4,981)      (14,046)   (8,025)
                                  ----------   --------   ----------  --------    ----------  --------
   Net investment activity........    21,065      3,195       53,664     8,992        21,138    12,300
                                  ----------   --------   ----------  --------    ----------  --------
 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains........    67,271      2,841      102,621     4,286        61,862    15,733
  Realized gain (loss)............    30,835      8,091        9,059     2,863        25,674     1,985
  Unrealized gain (loss)..........    52,694     39,991     (185,689)   27,047        32,527    50,911
                                  ----------   --------   ----------  --------    ----------  --------
   Net gain (loss) on
     investments..................   150,800     50,923      (74,009)   34,196       120,063    68,629
                                  ----------   --------   ----------  --------    ----------  --------
    Net increase (decrease) in
      contract owners' equity
      from operations.............   171,865     54,118      (20,345)   43,188       141,201    80,929
                                  ----------   --------   ----------  --------    ----------  --------
Equity transactions:
 Sales:
  Contract purchase payments......   856,949    278,302      765,825   194,955       467,154   159,142
  Transfers from fixed and
   other subaccounts..............   152,282    141,607      135,835    82,458        91,434    30,791
                                  ----------   --------   ----------  --------    ----------  --------
                                   1,009,231    419,909      901,660   277,413       558,588   189,933
                                  ----------   --------   ----------  --------    ----------  --------
 Redemptions:
  Withdrawals and surrenders......    96,739     17,953       42,798     8,753        91,386    14,883
  Transfers to fixed and
   other subaccounts..............   154,745     10,606       84,799     1,809       138,784       631
                                  ----------   --------   ----------  --------    ----------  --------
                                     251,484     28,559      127,597    10,562       230,170    15,514
                                  ----------   --------   ----------  --------    ----------  --------
   Net equity transactions........   757,747    391,350      774,063   266,851       328,418   174,419
                                  ----------   --------   ----------  --------    ----------  --------
    Net change in contract
      owners' equity..............   929,612    445,468      753,718   310,039       469,619   255,348
Contract owners' equity:
 Beginning of period..............   604,547    159,079      539,587   229,548       719,343   463,995
                                  ----------   --------   ----------  --------    ----------  --------
 End of period....................$1,534,159   $604,547   $1,293,305  $539,587    $1,188,962  $719,343
                                  ==========   ========   ==========  ========    ==========  ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
Statements of Operations and Changes in Contract Owners' Equity                    For the Periods Ended December 31, 1997 and 1996

                                  ----------------------------------------------------------------
                                        SMALL CAP         GLOBAL CONTRARIAN       AGGRESSIVE
                                       SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
                                     1997       1996       1997        1996      1997       1996
                                  --------------------    -------------------  -------------------
Investment activity:
 Reinvested dividends.............        $0        $0      $8,679     $3,423    $1,780    $10,586
 Risk and administrative
  expense (note 4)................   (13,285)   (5,793)     (2,735)    (1,667)   (2,833)      (912)
                                  ----------  --------    --------   --------  --------   --------
   Net investment activity........   (13,285)   (5,793)      5,944      1,756    (1,053)     9,674
                                  ----------  --------    --------   --------  --------   --------
 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains........    53,817    10,714      12,007        765     1,010          0
  Realized gain (loss)............    13,237     2,171       4,350        802     2,301       (539)
  Unrealized gain (loss)..........    30,649    56,410      (2,263)     8,542    21,214     (7,417)
                                  ----------  --------    --------   --------  --------   --------
   Net gain (loss) on
     investments..................    97,703    69,295      14,094     10,109    24,525     (7,956)
                                  ----------  --------    --------   --------  --------   --------
    Net increase in contract
      owners' equity from
      operations..................    84,418    63,502      20,038     11,865    23,472      1,718
                                  ----------  --------    --------   --------  --------   --------
Equity transactions:
 Sales:
  Contract purchase payments......   613,236   175,106      73,928     57,483   186,195     83,703
  Transfers from fixed and
   other subaccounts..............   133,886    59,385         870          0     5,128      2,732
                                  ----------  --------    --------   --------  --------   --------
                                     747,122   234,491      74,798     57,483   191,323     86,435
                                  ----------  --------    --------   --------  --------   --------
 Redemptions:
  Withdrawals and surrenders......    70,853    22,174      17,583      1,538    24,275      2,692
  Transfers to fixed and
   other subaccounts..............    86,257     5,000      16,720          0    13,352          0
                                  ----------  --------    --------   --------  --------   --------
                                     157,110    27,174      34,303      1,538    37,627      2,692
                                  ----------  --------    --------   --------  --------   --------
   Net equity transactions........   590,012   207,317      40,495     55,945   153,696     83,743
                                  ----------  --------    --------   --------  --------   --------
    Net change in contract
      owners' equity..............   674,430   270,819      60,533     67,810   177,168     85,461
Contract owners' equity:
 Beginning of period..............   587,529   316,710     159,693     91,883   123,885     38,424
                                  ----------  --------    --------   --------  --------   --------
 End of period....................$1,261,959  $587,529    $220,226   $159,693  $301,053   $123,885
                                  ==========  ========    ========   ========  ========   ========

                                       S&P
                                       500       SOCIAL       CORE     GROWTH &
                                      INDEX    AWARENESS     GROWTH     INCOME
                                    1997 (a)    1997 (a)    1997 (a)   1997 (a)
                                    ---------  ---------    ---------  ---------
Investment activity:
 Reinvested dividends.............     $9,332       $180          $10      $653
 Risk and administrative
  expense (note 4)................     (1,785)      (341)        (744)     (743)
                                     --------    -------     --------  --------
   Net investment activity........      7,547       (161)        (734)      (90)
                                     --------    -------     --------  --------
 Realized and Unrealized gain
   (loss) on investments:
  Reinvested capital gains........     28,189      3,716            0     7,767
  Realized gain (loss)............        321       (179)      (3,615)    4,769
  Unrealized gain (loss)..........    (14,677)     3,299        4,899     2,964
                                     --------    -------     --------  --------
   Net gain (loss) on
     investments..................     13,833      6,836        1,284    15,500
                                     --------    -------     --------  --------
    Net increase in contract
      owners' equity from
      operations..................     21,380      6,675          550    15,410
                                     --------    -------     --------  --------
Equity transactions:
 Sales:
  Contract purchase payments......    216,016     36,230      106,989    88,729
  Transfers from fixed and
   other subaccounts..............    118,615      4,450       12,112    59,138
                                     --------    -------     --------  --------
                                      334,631     40,680      119,101   147,867
                                     --------    -------     --------  --------
 Redemptions:
  Withdrawals and surrenders......      1,206      3,889          295        31
  Transfers to fixed and
   other subaccounts..............      3,072          0          457     6,806
                                     --------    -------     --------  --------
                                        4,278      3,889          752     6,837
                                     --------    -------     --------  --------
   Net equity transactions........    330,353     36,791      118,349   141,030
                                     --------    -------     --------  --------
    Net change in contract
      owners' equity..............    351,733     43,466      118,899   156,440
Contract owners' equity:
 Beginning of period..............          0          0            0         0
                                     --------    -------     --------  --------
 End of period....................   $351,733    $43,466     $118,899  $156,440
                                     ========    =======     ========  ========


(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS


(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in shares of Ohio National, Fund, Inc. (The
Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Investments are valued at the net asset value of fund shares held at December 31, 1997. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains of loss is determined on the basis of average cost.

ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS
At December 31, 1997 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                        MONEY                                                    CAPITAL
                         EQUITY         MARKET         BOND          OMNI       INTERNATIONAL  APPRECIATION   SMALL CAP
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                         ----------    ----------    ----------     ----------     ----------    ----------    ----------
Aggregate Cost          $ 1,244,545  $    362,477  $    151,318    $ 1,534,159    $ 1,293,305   $ 1,188,962   $ 1,261,959
Number of Shares             35,115        36,248        14,171         72,830         96,551        87,850        67,416

                         GLOBAL      AGGRESSIVE     S&P 500        SOCIAL          CORE         GROWTH &
                       CONTRARIAN      GROWTH        INDEX        AWARENESS       GROWTH         INCOME
                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                       ----------    ----------    ----------     ----------     ----------     ----------
Aggregate Cost         $    220,226  $   301,053  $    349,733  $      43,466   $    118,899   $    156,440
Number of Shares             18,776       27,154        29,828          3,813         12,278         12,172

(3) CONTRACTS IN ACCUMULATION PERIOD
At December 31, 1997 the accumulation units and value per unit of the respective subaccounts and products were:

                                              ACCUMULATION UNITS                      VALUE PER UNIT
                                              ------------------                      --------------
Equity Subaccount                                   74,940.5344                            16.607094
Money Market Subaccount                             32,474.5080                            11.161886
Bond Subaccount                                     12,237.1712                            12.365430
Omni Subaccount                                     98,308.5177                            15.605553
International Subaccount                           100,958.9923                            12.810197
Capital Appreciation Subaccount                     78,535.2484                            15.139212
Small Cap Subaccount                                78,648.2641                            16.045605
Global Contrarian Subaccount                        16,765.2010                            13.135923
Aggressive  Growth Subaccount                       21,702.0383                            13.872097
S&P 500 Index Subaccount                            26,902.8929                            12.999822

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                              ACCUMULATION UNITS                      VALUE PER UNIT
                                              ------------------                      --------------
Social Awareness Subaccount                          3,506.3910                            12.396349
Core Growth Subaccount                              12,433.3813                             9.562924
Growth & Income Subaccount                          11,608.4615                            13.476367

4) RISK AND ADMINISTRATIVE EXPENSE
ONLIC charges the Account's assets at the end of each valuation period, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 0.95% for mortality and expense risk.

The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

5) CONTRACT CHARGES
No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6) FEDERAL INCOME TAXES
Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) NOTE TO SCHEDULE 1
Schedule 1 presents the components of the change in the unit values, which are based on aveage unit value and are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

*    Beginning unit value
*    Reinvested capital gains and dividends
     (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)
*    Unrealized gain (loss)
     (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)
*    Expenses
     (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)
*    Ending unit value
*    Percentage increase (decrease) in unit value

OHIO NATIONAL VARIABLE ACCOUNT D                                                     For the Years Ended December 31, 1997 and 1996
Schedules of Changes in Unit Values                                                                                      Schedule 1

                                                         MONEY
                                           EQUITY       MARKET        BOND         OMNI
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
1997
Beginning unit value..................... 14.243704    10.735959    11.468004    13.386856
Reinvested capital gains and dividends...  1.416970     0.573667     0.979685     1.355122
Realized and unrealized gain (loss)......  1.161157     0.000000     0.078543     1.063053
Expenses................................. -0.214737    -0.147740    -0.160802    -0.199478
Ending unit value........................ 16.607094    11.161886    12.365430    15.605553
Percentage increase in unit value*.......      16.6%         4.0%         7.8%        16.6%


                                                           CAPITAL         SMALL       GLOBAL     AGGRESSIVE
                                         INTERNATIONAL   APPRECIATION       CAP      CONTRARIAN      GROWTH
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
1997
Beginning unit value.....................    12.714297      13.320406    14.992559    11.922317     12.494380
Reinvested capital gains and dividends...     2.217694       1.327329     0.837620     1.310966      0.177037
Realized and unrealized gain (loss)......    -1.941641       0.682813     0.421519     0.075638      1.382002
Expenses.................................    -0.180153      -0.191336    -0.206093    -0.172998     -0.181322
Ending unit value........................    12.810197      15.139212    16.045605    13.135923     13.872097
Percentage increase in unit value*.......          0.8%          13.7%         7.0%        10.2%         11.0%



                                           S&P 500      SOCIAL        CORE       GROWTH &
                                            INDEX      AWARENESS     GROWTH       INCOME
                                         SUBACCOUNT** SUBACCOUNT** SUBACCOUNT** SUBACCOUNT**
1997
Beginning unit value..................... 10.000000    10.000000    10.000000    10.000000
Reinvested capital gains and dividends...  2.960950     1.774245     0.001604     1.698440
Realized and unrealized gain (loss)......  0.208398     0.785017    -0.305691     1.950795
Expenses................................. -0.169526    -0.162913    -0.132989    -0.172868
Ending unit value........................ 12.999822    12.396349     9.562924    13.476367
Percentage increase (decrease) in unit
 value*..................................      30.0%        24.0%        -4.4%        34.8%


                                                         MONEY
                                           EQUITY       MARKET        BOND         OMNI
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
1996
Beginning unit value..................... 12.198167    10.346422    11.207694    11.742940
Reinvested capital gains and dividends...  0.378887     0.531716     0.617011     0.397192
Realized and unrealized gain (loss)......  1.846378     0.000000    -0.206175     1.417666
Expenses................................. -0.179728    -0.142179    -0.150526    -0.170942
Ending unit value........................ 14.243704    10.735959    11.468004    13.386856
Percentage increase (decrease) in unit
   value* ...............................      16.8%         3.8%         2.3%        14.0%


                                                           CAPITAL         SMALL       GLOBAL     AGGRESSIVE
                                         INTERNATIONAL   APPRECIATION       CAP      CONTRARIAN      GROWTH
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
1996
Beginning unit value.....................    11.256284      11.663489    12.909669    10.780072     12.568155
Reinvested capital gains and dividends...     0.603661       0.754940     0.349712     0.390426      1.877276
Realized and unrealized gain (loss)......     1.019591       1.069965     1.923240     0.907834     -1.785852
Expenses.................................    -0.165239      -0.167988    -0.190062    -0.156015     -0.165199
Ending unit value........................    12.714297      13.320406    14.992559    11.922317     12.494380
Percentage increase (decrease) in unit
   value* ...............................         13.0%          14.2%        16.1%        10.6%         -0.6%

* An annualized rate or return cannot be determined as expenses do not include the contract charges discussed in note (5).
** Period from January 3, 1997, date of commencement of operations.


   The accompanying notes are a integral part of these financial statements.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 30,
      1998

      Statement of Assets and Contract Owners' Equity dated December 31, 1997

      Statement of Operations and Changes in Contract Owners' Equity for the Year Ended December 31, 1997

      Notes to Financial Statements dated December 31, 1997

      Schedule of Changes in Unit Values for the Year Ended December 31, 1997


The following consolidated financial statements of The Depositor and its subsidiaries are also included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG Peat Marwick LLP dated February 12, 1998

      Consolidated Balance Sheets dated December 31, 1997 and 1996

      Consolidated Statements of Income for the Years Ended December 31, 1997, 1996 and 1995

      Consolidated Statements of Equity for the Years Ended December 31, 1997, 1996 and 1995

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and 1995

      Notes to Consolidated Financial Statements dated December 31, 1997, 1996 and 1995


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG Peat Marwick LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.


      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).


      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213).

      (13) Computation of Performance Data was filed as Exhibit (13) of Form N-4, Pre-effective Amendment no. 1, of Ohio National Variable Account A (File no. 333-43511) on April 10, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Neil A. Armstrong                  Director
4635 Drake Road
Cincinnati, Ohio 45243

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   and Corporate Services

Ronald L. Benedict*                Corporate Vice President, Cousel and Secretary

Michael A. Boedeker*               Vice President, Fixed Income Securities

Robert E. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President and Treasurer

Joseph P. Brom*                    Senior Vice President & Chief Investment Officer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Dr. Alvin H. Crawford              Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*               Vice President, Career Marketing

Ronald J. Dolan*                   Senior Vice President and Chief Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                    Vice President, Claims

Name and Principal                  Positions and Offices
Business Address                    with Depositor
----------------                    --------------
Bannus B. Hudson                    Director
One Eastwood Drive
Cincinnati, Ohio 45227

David G. McClure*                   Vice President, Variable Product Sales

Charles S. Mechem, Jr.
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*                Vice President, Marketing Support




Thomas O. Olson*                    Vice President, Underwriting

David B. O'Maley*                   Director, Chairman, President and Chief Executive Officer


James F. Orr                        Director
201 East Fourth Street
Cincinnati, Ohio 45202


John J. Palmer*                     Senior Vice President, Strategic Initiatives

George B. Pearson, Jr.*             Vice President, PGA Marketing




J. Donald Richardson*               Senior Regional Vice President

D. Gates Smith*                     Senior Vice President, Sales

Michael D. Stohler*                 Vice President, Mortgages and Real Estate

Stuart G. Summers*                  Senior Vice President and General Counsel

Oliver W. Waddell                   Director
425 Walnut Street
Cincinnati, Ohio 45202




Dr. David S. Williams*              Vice President and Medical Director

Stephen T. Williams*                Vice President, Equity Investments

*The principal business address for these individuals is One Financial Way, Cincinnati, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         D. Cook
VP & Dir.           S. Williams                                              Sr. Vice Pres.         G. Smith
                                   Director            B. DiTommaso          Vice Pres. & Treas.    R. Broodwell
Treasurer           D. Taney                                                 Vice President         M. Boedeker
                                   Treasurer           B. Turner             Vice President         R. DiTommaso
Secretary           R. Benedict                                              Vice President         T. Backus
                                   Compliance Director J. Dunn               Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         D. Pennington
VP                  D. Hundley                                               Vice President         M. Stohler
VP                  J. Martin                                                Vice Pres.             J. Houser
                                                                             VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------           ------------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                          -------------------------------------
                                                                                              R
                                                                                             ---
                                  (= Advisor to  Advisor to =)
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVERSIFIED               A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure            Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger             Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

*The principal business address for these individuals is One Financial Way, Cincinnati, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of April 1, 1998, the Registrant's contracts were owned by 104 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS


The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President & Compliance Officer
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Treasurer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.


During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$91,301                             None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Cincinnati, Ohio  45242

         Star Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS


Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment No. 5, on April 25, 1997.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 23rd day of April, 1998.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)



                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Senior Vice President,
                                          Strategic Initiatives


Attest:


/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of l940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 23rd day of April, 1998.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Senior Vice President,
                                      Strategic Initiatives


Attest:



/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 April 23, 1998
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director

*s/ Neil A. Armstrong                      Director                             April 23, 1998
----------------------
 Neil A. Armstrong

*s/ Dale P. Brown                          Director                             April 23, 1998
----------------------
 Dale P. Brown


*s/ Jack E. Brown                          Director                             April 23, 1998
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 23, 1998
----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski                   Director                             April 23, 1998
----------------------
 Victoria B. Buyniski


*s/ Raymond R. Clark                       Director                             April 23, 1998
----------------------
 Raymond R. Clark


*s/ Alvin H. Crawford                      Director                             April 23, 1998
----------------------
 Alvin H. Crawford


*s/ Bannus B. Hudson                       Director                             April 23, 1998
----------------------
Bannus B. Hudson

*s/ Charles S. Mechem, Jr.                 Director                             April 23, 1998
----------------------
 Charles S. Mechem, Jr.


                                           Director
----------------------
 James F. Orr


*s/ Oliver W. Waddell                      Director                             April 23, 1998
----------------------
 Oliver W. Waddell





*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG Peat Marwick LLP

                         INDEPENDENT AUDITOR'S CONSENT



The Board of Directors
The Ohio National Life Insurance Company

The Contract Owners

Ohio National Variable Account D:


We consent to the inclusion of our reports included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP




Cincinnati, Ohio

April 23, 1998